Commitments (Details) $ in Thousands		12 Months Ended
	Aug. 01, 2022	Jun. 30, 2022 USD ($) Agreement	Jun. 30, 2021 USD ($)
Committed Amounts Payable [Abstract]
Commitments		$ 346,623	$ 156,630
Number of binding hardware purchase agreements made | Agreement		3
Operating capacity hash rate		6.0
First Two Purchase Agreement with Bitmain [Member]
Committed Amounts Payable [Abstract]
Operating capacity hash rate		4.3
Third Purchase Agreement with Bitmain [Member]
Committed Amounts Payable [Abstract]
Commitments		$ 316,160
Operating capacity hash rate		10
Purchase price of binding hardware for 10 EH/s of miners		$ 400,000
Percentage of non-penalty liquidated damages on purchase price		20.00%
Third Purchase Agreement with Bitmain [Member] | Minimum [Member]
Committed Amounts Payable [Abstract]
Number of business days required to obtain written consent		5 days
Third Purchase Agreement with Bitmain [Member] | Subsequent events [Member]
Committed Amounts Payable [Abstract]
Operating capacity hash rate	6.0
Additional operating capacity hash rate	1.7
Amounts Payable within 12 Months of Balance Date [Member]
Committed Amounts Payable [Abstract]
Commitments		$ 322,706	148,274
Amounts Payable After 12 Months of Balance Date [Member]
Committed Amounts Payable [Abstract]
Commitments		$ 23,917	$ 8,356